UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2003

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	April 14, 2003


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	109

Form 13F Information Table Value Total:  23,086,723



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   747082 5745461.000SH     SOLE              4742270.000       1003191.000
                                                            196956 1514700.000SH     OTHER                               1514700.000
AMBAC Financial Group          COM              023139108      329 6510.000 SH       SOLE                 6510.000
AOL Time Warner                COM              00184A105      244 22490.000SH       SOLE                22490.000
Abbott Laboratories            COM              002824100     9354 248710.000SH      SOLE               124800.000        123910.000
American Int'l Group           COM              026874107   648326 13110734.000SH    SOLE             10788144.000       2322590.000
                                                            152694 3087850.000SH     OTHER                               3087850.000
Amgen                          COM              031162100   874439 15194418.000SH    SOLE             12533350.000       2661068.000
                                                            237820 4132400.000SH     OTHER                               4132400.000
Baker Hughes Inc               COM              057224107    37107 1239800.000SH     SOLE               568200.000        671600.000
Bank of New York Co Inc        COM              064057102      293 14279.000SH       SOLE                14279.000
Berkshire Hathaway Inc-Cl A    COM              084670108      510    8.000 SH       SOLE                    7.000             1.000
Caterpillar Inc                COM              149123101   259311 5270549.000SH     SOLE              4362931.000        907618.000
                                                             70302 1428900.000SH     OTHER                               1428900.000
Cendant Corporation            COM              151313103      313 24660.000SH       SOLE                24660.000
Cisco Systems                  COM              17275R102      632 48690.000SH       SOLE                46620.000          2070.000
Citigroup Inc.                 COM              172967101   368262 10689756.999SH    SOLE              8827556.999       1862200.000
                                                             85333 2477000.000SH     OTHER                               2477000.000
Clear Channel Commun Com       COM              184502102      390 11488.000SH       SOLE                11488.000
Coca-Cola Co                   COM              191216100   738481 18243115.000SH    SOLE             15117382.000       3125733.000
                                                            234918 5803300.000SH     OTHER                               5803300.000
Colgate-Palmolive Co           COM              194162103   960211 17637965.000SH    SOLE             14526710.000       3111255.000
                                                            250157 4595100.000SH     OTHER                               4595100.000
Costco Wholesale Corp-New      COM              22160K105   301764 10048765.000SH    SOLE              8323203.000       1725562.000
                                                             84805 2824000.000SH     OTHER                               2824000.000
Crown Castle Intl. Corp.       COM              228227104       81 14700.000SH       SOLE                14700.000
Dell Computer Corp Com         COM              247025109      452 16550.000SH       SOLE                16550.000
Disney, Walt Co                COM              254687106   562825 33068432.000SH    SOLE             27334997.000       5733435.000
                                                            148569 8729100.000SH     OTHER                               8729100.000
EMC Corp/Mass                  COM              268648102      177 24450.000SH       SOLE                24450.000
Ebay, Inc.                     COM              278642103   146445 1716620.000SH     SOLE              1419870.000        296750.000
                                                             11798 138300.000SH      OTHER                                138300.000
Electronic Arts, Inc.          COM              285512109   508762 8676026.000SH     SOLE              7167482.000       1508544.000
                                                            137089 2337800.000SH     OTHER                               2337800.000
Electronic Data Systems        COM              285661104      762 43300.000SH       SOLE                 5000.000         38300.000
Eli Lilly & Co                 COM              532457108   505325 8842077.000SH     SOLE              7293160.000       1548917.000
                                                            143984 2519400.000SH     OTHER                               2519400.000
Exxon Mobil Corp               COM              30231G102      957 27380.000SH       SOLE                22160.000          5220.000
Family Dollar Stores           COM              307000109      236 7640.000 SH       SOLE                 7640.000
Fannie Mae                     COM              313586109     1076 16460.000SH       SOLE                16460.000
First Data Corp                COM              319963104      620 16740.000SH       SOLE                16740.000
Freddie Mac                    COM              313400301      814 15330.000SH       SOLE                15330.000
Gannett Inc Com                COM              364730101   532934 7566860.000SH     SOLE              6270630.000       1296230.000
                                                            155869 2213100.000SH     OTHER                               2213100.000
General Electric Co            COM              369604103      992 38891.000SH       SOLE                38591.000           300.000
Gillette Co                    COM              375766102   749614 24227994.000SH    SOLE             20011272.000       4216722.000
                                                            202645 6549600.000SH     OTHER                               6549600.000
GlobalSantaFe                  COM              g3930e101   187070 9059103.000SH     SOLE              7577329.000       1481774.000
                                                             16303 789500.000SH      OTHER                                789500.000
H & R Block                    COM              093671105     6208 145420.000SH      SOLE               123470.000         21950.000
HARRAHS ENTMT INC COM          COM              413619107      276 7720.000 SH       SOLE                 7720.000
Home Depot Inc.                COM              437076102      890 36550.000SH       SOLE                21150.000         15400.000
Int'l Business Machines        COM              459200101      259 3304.000 SH       SOLE                 3304.000
Intel Corp                     COM              458140100      832 51110.000SH       SOLE                42890.000          8220.000
Intuit, Inc                    COM              461202103      250 6710.000 SH       SOLE                 6710.000
Johnson & Johnson              COM              478160104   951729 16445986.000SH    SOLE             13621391.000       2824595.000
                                                            288141 4979100.000SH     OTHER                               4979100.000
Kohls Corp Com                 COM              500255104   555100 9810885.000SH     SOLE              8113380.000       1697505.000
                                                            147182 2601300.000SH     OTHER                               2601300.000
LIBERTY MEDIA CORP NEW COM SER COM              530718105      434 44640.000SH       SOLE                44640.000
Lauder Estee Cos Inc Cl A      COM              518439104     2092 68890.000SH       SOLE                63465.000          5425.000
MBNA Corp                      COM              55262L100      192 12750.000SH       SOLE                12750.000
Marriott Int'l, Inc Cl-A       COM              571903202   441873 13891001.000SH    SOLE             11472344.000       2418657.000
                                                            125360 3940900.000SH     OTHER                               3940900.000
Marsh & McLennan               COM              571748102   470556 11038142.000SH    SOLE              9076819.000       1961323.000
                                                            107453 2520600.000SH     OTHER                               2520600.000
Masco Corp                     COM              574599106   518107 27825287.000SH    SOLE             23029646.000       4795641.000
                                                            138913 7460400.000SH     OTHER                               7460400.000
Medtronic Inc                  COM              585055106   946341 20973871.000SH    SOLE             17287416.000       3686455.000
                                                            254784 5646800.000SH     OTHER                               5646800.000
Microsoft Corp                 COM              594918104   377947 15611182.000SH    SOLE             12837752.000       2773430.000
                                                            102757 4244400.000SH     OTHER                               4244400.000
Molex Cl A (Non-Vtg)           COM              608554200      622 33825.000SH       SOLE                33825.000
Newell Rubbermaid Inc.         COM              651229106   528002 18624406.000SH    SOLE             15405324.000       3219082.000
                                                            144945 5112700.000SH     OTHER                               5112700.000
Nokia Corp Sponsored ADR       COM              654902204   473447 33793530.000SH    SOLE             28512270.000       5281260.000
                                                            122887 8771400.000SH     OTHER                               8771400.000
Oracle Corporation             COM              68389X105      267 24600.000SH       SOLE                24600.000
Pepsico Inc                    COM              713448108   521668 13041697.000SH    SOLE             10756866.000       2284831.000
                                                            139128 3478200.000SH     OTHER                               3478200.000
Pfizer Inc                     COM              717081103   901863 28942969.000SH    SOLE             23988118.000       4954851.000
                                                            244603 7849900.000SH     OTHER                               7849900.000
Pharmacia Corporation          COM              71713U102   465028 10739680.000SH    SOLE              8906911.000       1832769.000
                                                            123899 2861400.000SH     OTHER                               2861400.000
Procter & Gamble Co            COM              742718109   908891 10206529.000SH    SOLE              8436444.000       1770085.000
                                                            252590 2836500.000SH     OTHER                               2836500.000
Qualcomm Inc Com               COM              747525103   578109 16058584.000SH    SOLE             13155866.000       2902718.000
                                                            161777 4493800.000SH     OTHER                               4493800.000
Royal Dutch Pete Co NY Reg Gld COM              780257804      230 5640.000 SH       SOLE                 4040.000          1600.000
Schering Plough                COM              806605101      303 16970.000SH       SOLE                 3270.000         13700.000
Schlumberger                   COM              806857108   682057 17944151.000SH    SOLE             15141629.000       2802522.000
                                                            212309 5585600.000SH     OTHER                               5585600.000
Schwab Charles Cp New Com      COM              808513105      353 48950.000SH       SOLE                48950.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
State Street Corp.             COM              857477103      431 13640.000SH       SOLE                 8040.000          5600.000
SunTrust Banks Inc             COM              867914103      937 17800.000SH       SOLE                  400.000         17400.000
Texas Instruments, Inc.        COM              882508104      277 16910.000SH       SOLE                16910.000
Transocean, Inc.               COM              G90078109   359890 17598544.000SH    SOLE             14803289.000       2795255.000
                                                             96804 4733700.000SH     OTHER                               4733700.000
United Parcel Service-Cl B     COM              911312106   352648 6186804.000SH     SOLE              5092540.000       1094264.000
                                                             85853 1506200.000SH     OTHER                               1506200.000
Univision Communications CL A  COM              914906102      427 17410.000SH       SOLE                17410.000
Viacom Inc. Cl-B               COM              925524308      639 17505.000SH       SOLE                17505.000
Wal-Mart Stores Inc            COM              931142103      729 14010.000SH       SOLE                14010.000
Wells Fargo & Co New           COM              949746101      675 15000.000SH       SOLE                14200.000           800.000
Wrigley, (Wm) Jr Cl B          COM              982526105     9874 174755.000SH      SOLE               143555.000         31200.000
Wyeth                          COM              983024100      820 21687.000SH       SOLE                18487.000          3200.000
Evergreen Intermediate Trm Mun                  299908509      350 5773.034 SH       SOLE                 5773.034
Montag & Caldwell Growth N Fun                  00078H299      286 15457.671SH       SOLE                                  15457.671